UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

Item 1.                      Reports to Stockholders.
Directors
J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
   and President
David Nachamie, Secretary
Michael Siciliano, Treasurer

Custodian
Bank of America
100 Federal Street, 17th Floor                                                             FINANCIAL STATEMENTS
Boston, Massachusetts 02110                                                                             and
ANNUAL REPORT
Transfer Agent
American Stock Transfer & Trust Co.
59 Maiden Lane                                                                                    September 30, 2009
New York, New York 10038
Toll Free: (800) 937-5449
Website: www.amstock.com
E-mail: info@amstock.com

Independent Accountants                                                                  ENGEX, INC. is listed on the
Raich Ende Malter & Co. LLP                                                           American Stock Exchange (AMEX)
1375 Broadway                                                                                    Symbol - EGX
New York, New York 10018

Engex, Inc.
44 Wall Street
New York, New York 10005
(212) 495-4200

Engex, Inc.
44 Wall Street
New York, NY  10005

November 27, 2009

Dear Engex Shareholder:

As the largest shareholder in the Fund I am, like you, looking forward to a rewarding year ahead.  As a continued indication of both my confidence and hope that our Fund will experience significant capital appreciation in the future, I purchased 161,101 additional shares at the end of the 2009 fiscal year to provide the Fund the capital needed to retire its margin loan, for which shares I paid a purchase price that was a significant premium to both the asset value and the market price.

Hopefully, the upcoming year will be a better one for all of you as well as for Engex.

With best wishes for a happy, healthy and prosperous new year and everything great always, I am

Sincerely,

J. Morton Davis

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholders and
Board of Directors of Engex, Inc.

We have audited the accompanying statement of assets and liabilities of Engex, Inc. (the “Company”), including the schedule of portfolio investments, as of September 30, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended September 30, 2009 and 2008 and the financial highlights for the years ended September 30, 2009, 2008, 2007, 2006, and 2005. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing accounting principles and significant estimates made by management, as well as evaluating the overall financial statements presentation.  Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Engex, Inc. as of September 30, 2009 and the results of its operations, cash flows for the year then ended, the changes in net assets for the years ended September 30, 2009 and 2008 and the financial highlights for the years ended September 30, 2009, 2008, 2007, 2006, and 2005, in conformity with United States generally accepted accounting principles.

RAICH ENDE MALTER & CO. LLP
+New York, New York
November 27, 2009

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2009

Assets:

Investment in securities at market value (identified cost, $8,180,556) (Notes 1(a) (b), 4 and 5)	$5,497,940

Private investments at fair value (identified cost, $2,898,741) (Notes 1(a) (b), 4 and 5)	602,487
Cash and cash equivalents	290,033
Other assets	6,563

TOTAL ASSETS		$6,397,023

Liabilities:

Accounts payable and accrued expenses	141,502

TOTAL LIABILITIES		141,502

COMMITMENTS AND CONTINGENCIES

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$6,255,521

NET ASSET VALUE PER SHARE		$3.84

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized – 2,500,000 shares, Issued – 1,626,938 shares		$162,693

Additional paid-in capital (Note 2)		16,176,469

Unrealized depreciation on investments		(4,978,870)

Cumulative net realized loss from investment transactions		(2,975,727)

Undistributed net investment loss		(2,129,044)

NET ASSETS		$6,255,521

The accompanying notes are an integral part of this statement.

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

September 30, 2009

	Number of Shares			Market Value

COMMON STOCK* (87.9%)**

Biotechnology (84.8%)**

Enzo Biochem, Inc.	698,596	Shares	$4,946,060
Keryz Biopharmaceuticals Inc.	85,500	Shares	200,070
MiMedx Group Inc.	282,342	Shares	158,112	$5,304,242

Technology (0%)**

Silverstar Holdings Ltd.	51,600	Shares		102

Gaming Industry (3.1%)**

American Vantage Company	474,500	Shares		193,596

TOTAL INVESTMENT IN MARKETABLE SECURITIES (IDENTIFIED COST, $8,180,556)				$5,497,940

PRIVATE INVESTMENTS* (9.6%)**

LifeSync Holdings, Inc.	4,675	Shares		0
Corente, Inc.	11,793	Shares		0
Surgivision Series A Pfd	300,000	Shares		300,000
GFK AG 3rd Closing Price Receivable				302,487

TOTAL PRIVATE INVESTMENTS (IDENTIFIED COST, $2,898,741)				$602,487

   *Non income-producing securities
**The percentage shown for each investment category in the Portfolio of Investments is based on net assets

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Year Ended September 30, 2009

INVESTMENT INCOME:

Dividends	$19
Miscellaneous Income	32,541	$32,560

EXPENSES:

Professional fees	178,183

Management fees – affiliate	9,152

Insurance	35,193

Interest Expense	32,293

Custodian and transfer agent fees	33,332

Directors’ fees and expenses	21,000

Shareholders’ reports and printing	12,249

Miscellaneous	7,037

TOTAL EXPENSES		328,439
INVESTMENT LOSS BEFORE INCOME TAXES		(295,879)

INCOME TAX EXPENSE		1,430

NET INVESTMENT LOSS		(297,309)

REALIZED AND UNREALIZED GAINS(LOSSES) ON INVESTMENTS:
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS		202,581

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS		(3,289,637)

NET DECREASE IN INVESTMENTS		(3,087,056)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(3,384,365)

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Years Ended September 30,

	2009	2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Investment loss – net	$(297,309)	$(439,817)

Net realized gain (loss) on securities transactions	202,581	(824,549)

Net change in unrealized depreciation on investments	(3,289,637)	(208,172)

NET DECREASE IN NET ASSETS FROM OPERATIONS	(3,384,365)	(1,472,538)

ASSETS CONTRIBUTED BY SHAREHOLDER (Note 2)	981,622	312,503

ADDITIONAL SHARES ISSUED (Note 3)	953,397	-

NET DECREASE IN NET ASSETS	(1,449,346)	(1,160,035)

NET ASSETS – BEGINNING OF PERIOD	7,704,867	8,864,902

NET ASSETS – END OF PERIOD	$6,255,521	$7,704,867

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Year Ended September 30, 2009

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:

Net Investment – loss	$(297,309)

Net realized and unrealized loss on investments	(3,087,056)
Net decrease in net assets from operations	(3,384,365)

Adjustments to reconcile net decrease in net assets to net cash provided by operating activities:

Change in operating assets:

Securities owned	3,334,809
Other assets	38,551

Change in operating liabilities:

Accounts payable and accrued expenses	36,535

Net cash provided by operating activities	25,529

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:

Increase additional paid in capital from shareholder contributions	1,935,019
Net repayments of margin loan	(1,670,516)
Net cash provided by financing activities	264,504

Net increase in cash and cash equivalents	290,033
Cash – beginning of year	-
Cash – end of year	$290,033

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

Cash paid for interest	$32,293

The accompanying notes are an integral part of this statement.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company.  The investment objective of the Fund is to seek a high total return consisting primarily of realized and unrealized gains on its equity investments. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)
SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

(b)
SECURITY VALUATION – Investments in securities traded on a national securities exchange are valued at the last reported sales price on September 30, 2009. Securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Investments for which quotations are not readily available are valued at fair value, as determined by Management.  These estimated values may not reflect amounts that could ultimately be realized upon sale.  The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)
USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISER AND TRANSACTIONS WITH RELATED PARTY

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”), which is wholly owned by the Chairman of the Fund.  Certain officers of Advisors are also officers of the Fund.  Under this Agreement, Advisors will serve as an investment adviser of the Fund for a fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets.  For the year ended September 30, 2009, Advisors earned a management fee of $9,152.  On January 8, 2009, the Directors of the Fund met and voted to approve the continuation of the Agreement until the next annual meeting of the Directors, or approximately through January 2010.

On June 26, 2009, Advisors agreed to waive its 1.00% management fee payable by the Fund, effective immediately, and through September 30, 2010: simultaneously Advisors waived any and all accrued management fees due from the Fund. The waived fees for the period June 26, 2009 to September 30, 2009 amounted to approximately $12,800, or approximately 2/10ths of 1.00% of the Fund’s September 30, 2009 net asset balance. The unpaid and accrued management fees forgiven approximated $12,700, principally related to accrued fees covering the Fund’s second and third quarters of fiscal 2009, and approximated 2/10ths of 1.00% of the Fund’s September 30, 2009 net asset balance. On a pro forma basis, the Fund’s net investment loss for the fiscal year ended September 30, 2009 would have approximated $323,000 or approximately 8.6% greater than the loss reported, which includes the benefits of the related party management fee waiver and related accrual forgiveness.

For the period October 1, 2008 through September 30, 2009, the Chairman contributed to the Fund a total of $981,622 which was reflected as an increase in additional paid-in capital.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 3.  SALES OF FUND COMMON STOCK TO RELATED PARTY

On September 30, 2009, the Chairman entered into a Stock Purchase Agreement with the Fund, purchasing 161,101 shares of the Fund’s common stock, for $953,397, which was reflected as increases in: (a) common stock, par value ($16,110), and (b) additional paid-in capital ($937,287).  Proceeds from the Stock Purchase Agreement were used to retire the Fund’s margin loan outstanding at September 30, 2009.

NOTE 4.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2009, purchases and sales of investment securities were $27,342 and $375,000 respectively.  Gross realized appreciation amounted to $202,581, gross unrealized appreciation amounted to $373,779 and gross unrealized depreciation amounted to $3,663,416 for the year ended September 30, 2009.

The investment securities sold represented the Fund’s ownership interest in Etilize, Inc. (“Etilize”), an investment in a privately held entity that was acquired by a foreign company (the “Purchaser”) in January of 2009. Pursuant to the sale and disposition of the Etilize stock, the transaction called for three Closing Price Payments due from the Purchaser. The First Closing Price Payment was for $355,134, of which the Fund received cash of $275,094 on January 7, 2009, and retains an interest in $80,040 escrowed from sale proceeds. The Second Closing Price Payment is contingent upon earnings before interest and taxes (“EBIT”) of the Purchaser and Etilize for the fiscal years ending December 31, 2009 and 2010. Based on the pure contingent nature of this earnings threshold, with no minimum payment defined, the Fund did not recognize any gain under the Second Closing Price Payment. The Third Closing Price Payment established a minimum payout attributable to the Fund of $341,200, and is expected to be paid in 2013. At September 30, 2009, the Fund recognized a fair market value receivable of $302,487 attributable to the 2013 expected payment after computing a $38,349 discount using a discount rate of 3.5%. As detailed in the table set forth below, the cash received in January 2009, coupled with the recognized receivable, offset by the basis in the Etilize investment, yielded a $202,581 realized gain.

Summary of realized gain:

First Closing Price Payment – gross	$ 355,134
First Closing Price Payment escrow reduction	(80,404)
Second Closing Price Payment	-0-
Third Closing Price Payment – gross	341,200
Third Closing Price Payment – FMV discount	(38,349)
Total recognized Closing Price Consideration	577,581
Fair Market Value Basis at September 30, 2008	375,000
Realized gain on disposition of Etilize	$202,581

NOTES TO FINANCIAL STATEMENTS

NOTE 5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Investments in securities are carried at market value or estimated fair value.

Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements  The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy
Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets (e.g., exchange-traded securities).  An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – include quoted prices for identical assets in markets that are not active (e.g., thinly traded securities), quoted prices for similar assets (e.g., restricted securities, private investments in public companies, etc.) or market inputs other than directly observable quoted price.  These “other market inputs” are often used in conjunction with valuation models and include interest rates, yield curves, prepayment speeds, default rates and other market-corroborated inputs.

Level 3 Inputs – valuations are based on unobservable inputs, which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by the public domain.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

A summary of the inputs used at September 30, 2009 in valuing each of the Fund’s assets and liabilities were:

Marketable Securities:	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs**	Level 3 – Significant Unobservable Inputs	Total Fair Market Value at September 30, 2009

Enzo Biochem Inc.	$4,946,060	$-	-	$4,946,060
Keyrx Biopharmacueticals Inc.	200,070	-	-	200,070
MiMedx Group Inc.	-	158,112	-	158,112
Silverstar Holdings Ltd.	102	-	-	102
American Vantage Company	-	193,596	-	193,569

Total Investment in Marketable Securities	$5,146,232	$351,708	$-	$5,497,940

Private Investments:

LifeSync Holdings, Inc. (GMP)	$-	$-	$-	$-
Corente Inc.	-	-	-	-
Surgivision Inc. Series A Pfd	-	-	300,000	300,000
GFK AG 3rd Closing Price Receivable	-	-	302,487	302,487

Total Private Investments	$-	$-	$602,487	$602,487

** For Level 2 securities, management has applied a 20.00% discount against the available quoted market price in its fair market value determination.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at September 30, 2009, were as follows:

	Beginning Balance September 30, 2008	Net Purchases (Sales) and Settlements	Accrued Discounts	Total Realized Gain (Loss)	Total Change in Unrealized Appreciation/ (Depreciation)	Transfer in and/or out of Level 3	Ending Balance September 30, 2009

LifeSync Holdings, Inc (GMP)	$-	$-	$-	$-	$-	$-	$-
Corente Inc.	-	-	-	-	-	-	-
Surgivision Inc. Series A Pfd	120,000	-	-	-	180,000	-	300,000
Etilize Inc.	375,000	(577,217)		202,217			-
GFK AG 3rd Closing Price Receivable	-	302,487	-	-	-	-	302,487

	$495,000	$(274,730)	-	$202,217	$180,000	-	$602,487

NOTE 6.  CONCENTRATIONS OF CREDIT RISK

The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest.  While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries.  Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

Within recent fiscal years, the Fund has borrowed funds for operations with its investment portfolio collateralizing the debt. As mentioned in Note 3, the Fund settled its margin debt in September 2009. The Fund’s plans include the consideration of other various alternative means of generating cash flow with its investments possibly securing such activity. If such collateralized arrangements should occur, the Fund’s management will directly control the power and authority to assign, hypothecate, pledge or otherwise dispose of the underlying investment securities. As at September 30, 2009, and through the date of this filing, the Fund has not entered into any of these alternative methods of generating cash flow.  Such potential future borrowings would also be governed and limited by existing asset coverage requirements, all as dictated under the Investment Company Act of 1940, at such time.  With the potential for increases of such leverage utilized by the Fund in future fiscal periods, opportunities may be enhanced, but certain risks would be created, including a higher volatility of the net asset value of the Fund’s common stock and potentially higher volatility in its market value.  If monies are potentially borrowed by the Fund, creditors would have a fixed dollar claim on the Fund’s assets and income, which is prior to any claim on the Fund’s assets and income by its stockholders.  Therefore, any relative decline in the value of the Fund’s assets or the income it receives, in such future fiscal periods, may cause the net asset value of the Fund’s stock and any income available to it to decline more sharply than if there were no such prior claims.

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 7.  INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of the end of the year, as measured by the statutory tax rate in effect as enacted. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the year. At September 30, 2009, all deferred tax assets have been fully reserved through the valuation allowance. The current interim period tax provision consists of state franchise and local taxes.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of September 30, 2009, the Fund has had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Fund currently has no federal or state tax examinations in progress. All of the Fund’s tax years are subject to  federal and state tax examination subject to the applicable jurisdictions’ related statutes of limitations.

At September 30, 2009, the Fund had a deferred tax asset of $3,271,000.  The deferred tax asset arose from tax net operating loss and capital loss carry forwards of realized and unrealized transactions of approximately $9,112,000 for federal income tax purposes and approximately $10,690,000 for state tax purposes.  The capital loss carryforward expires in 2010 and 2014 and the net operating loss carryforwards expire during the years 2024 through 2029.  The net unrealized losses on securities investments are approximately $4,989,000.  The Fund has established a valuation allowance of $3,271,000 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal, state and local tax assets of $3,098,000 and $172,000, respectively, have been fully reserved.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

Statutory rate	34%
State, net of federal tax benefit	1%
Tax benefit of net operating loss	(35%)
0%

The components of the net deferred tax asset are as follows:

Deferred Tax Asset:
Net operating and capital loss carryforwards	$ 1,525,000

Unrealized depreciation on securities investments	1,746,000

3,271,000

Less: Valuation allowance	(3,271,000)

Net Deferred Tax Asset	$ -0-

ENGEX, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE 8. SUBSEQUENT EVENTS

Subsequent events have been evaluated through November 27, 2009, which is the date the financial statements were issued. Subsequent events have not been evaluated after this date.

On August 7, 2009, the Fund received a letter from NYSE Amex LLC (“NYSE Amex”) which is the exchange on which the Fund is listed. The letter indicated that the Fund was not in compliance with continued listing requirements set forth in: (1) Section 1003(a)(ii) of the NYSE Amex Company Guide (related to stockholders’ equity of less than $4,000,000 and losses from continued operations and net losses in three of the Fund’s four most recent fiscal years); (2) Section 1003(a)(iii) of the Company Guide (related to stockholders’ equity of less than $6,000,000 and losses from continued operations and net losses in the Fund’s five most recent fiscal years); and (3) Section 1003(b)(v)(A) of the Company Guide (related to total market value of publicly held shares and net assets of less than $5,000,000 for more than 60 consecutive days).

The Fund has supplied the NYSE Amex with information (the “Plan”) which was deemed to be a reasonable demonstration of the Fund’s ability to regain compliance with the above referenced Sections of the Company Guide, allowing the NYSE Amex to continue the Fund’s listing subject to conditions as set forth below:

(a) The Fund was required to make a public announcement disclosing the non-compliance with the continued listing standards and that the listing is being continued pursuant to an extension. The targeted compliance completion dates of February 8, 2010 for Sections 1003(b)(v)(A) and February 7, 2011  for Sections 1003(a)(ii) and 1003(a)(iii) were required to be disclosed.
(b) The Fund must continue to provide the Staff of NYSE Amex with updates in conjunction with the initiatives of the Plan no later than quarterly, or upon request.
(c) The Staff of NYSE Amex will periodically review the Fund’s compliance with the Plan. Failure to show progress consistent with the Plan may, after NYSE Amex review of the surrounding circumstances, be cause for immediate commencement of delisting proceedings.
(d) For any issuance of additional shares by the Fund prior to the compliance completion dates, the Fund will be required to obtain approval for the issuance by a management committee of the NYSE Amex.

ENGEX, INC.

FINANCIAL HIGHLIGHTS

                                Years Ended September 30,
	2009	2008	2007	2006	2005
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$5.26	$6.05	$5.79	$8.84	$9.47

Income from investment operations:

Net investment income (loss)	(0.20)	(0.30)	(0.45)	(0.44)	(0.46)

Net realized and unrealized gain (loss) on investment transactions	(2.11)	(0.70)	0.40	(2.61)	(0.17)

Total from investment operations	(2.31)	(1.00)	(0.05)	(3.05)	(0.63)

Increase in net asset value due to conversion of debt to capital stock	-	-	0.31	-	-

Assets contributed by shareholder	0.67	0.21	-	-	-

Additional shares issued to shareholder	0.22	-	-	-	-

Total (decrease) increase in net asset value for the period	(1.42)	(0.79)	0.26	(3.05)	(0.63)

Net asset value – end of period	$3.84	$5.26	$6.05	$5.79	$8.84

Number of shares outstanding at end of period	1,626,938	1,465,837	1,465,837	977,223	977,223

Market value at end of period	5.38	5.28	5.85	7.55	10.55

Average debt per share	-	1.32	2.34	5.56	5.38

Ratios:
Expense to average net assets	8.97%*	5.42%	6.16%	6.87%	4.56%
Net investment income (loss) to average net assets	(8.12%)*	(5.45%)	(6.14%)	(6.37%)	(4.64%)
Portfolio turnover	0.55%	17.03%	5.47%	0.00%	3.56%

Total Return (a)	1.89%*	(9.74%)	(22.52%)	(28.44%)	14.67%

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

*
Effective June 26, 2009, the Advisor (See Note 2 to the audited financial statements) agreed to waive its 1.00% management fee, and simultaneously waive any and all accrued and unpaid management fees. The impact of such change on net asset value at September 30, 2009 would be a pro forma decline of less than 0.3%. The pro forma impact of the management fee waiver and accrual forgiveness would have yielded 9.67% and (8.82%) in the ratios of expenses to average net assets and net investment income (loss) to average net assets, respectively. Portfolio turnover and Total Return ratios were not directly impacted by the management fee waiver and accrual forgiveness.

SUPPLEMENTAL INFORMATION
(unaudited)

September 30, 2009

Board of Directors

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Directors Considered to be “Interested Persons”
J. Morton Davis, 80	President and Director	Since 1968.	Chairman, President, Director and sole stockholder of D.H. Blair Investment Banking Corp.; President, Chairman and CEO of the Investment Adviser.	None
Dov Perlysky, 47	Director	Since 1999.	Managing member, Nesher, LLC (financial services) .	Pharma-Bio Serv, Inc. Highlands State Bank
Directors Considered to be Independent
Jerome Fisch, 83	Director	Since 1975.	Retired.	None
Howard Spindel, 64	Director	Since 2004.	Senior Managing Director, Integrated Management Solutions (consulting).	Pharma-Bio Serv, Inc.
Leonard Toboroff, 77	Director	Since 1993.	Private Investor: Director/Vice Chair, Allis-Chalmers Energy, Incorporated (oil and gas equipment and services).	NOVT Corporation

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov

Item 2.                      Code of Ethics.

(a) At the end of the period covered by this report, registrant had adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b) There have been no amendments to the Code.

(c) There have been no amendment to, or waivers granted from any provisions of, the Code during the period covered by this report.

(d) Not applicable.

(e) Not applicable.

(f)(1)           A copy of the Code is included with this report as an exhibit.

(2)       A copy of the Code may be obtained without charge by calling the Registrant at 1-212-495-4200.

Item 3.                      Audit Committee Financial Expert.

(a)(1)           The Registrant’s Board of Directors has determined that there is one audit committee financial expert serving on its audit committee.

(2)       The audit committee financial expert is Howard Spindel, who is “independent” as defined by this item.

Item 4.                      Principal Accountant Fees and Services.

(a)	Audit Fees billed for services to Registrant

2008           $22,500
2009           $22,500

(b)	Audit-Related Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2008	$0	N/A
2009	$0	N/A

(c)	Tax Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2008	$9,500	N/A
2009	$9,500	N/A

The above-stated fees were for tax return preparation.

(d)	All Other Fees

Year	Aggregate Fees Billed	% Approved By Audit Committee
2008	$0	N/A
2009	$0	N/A

(e)           The Audit Committee approves all audit and non-audit engagements before work is commenced.

(f)           Not applicable.

(g)           Non- Audit Fees

Year	Registrant	Investment Adviser*
2008	$0	$0
2009	$0	$0
*Includes entities controlling or under common control with the investment adviser.

(h)           The Audit Committee has determined that the provision of non-audit services to the Investment Adviser is compatible with maintaining the Registrant’s auditor’s independence.

Item 5.                      Audit Committee of Listed Registrants.

Registrant has a standing audit committee.  The members of the audit committee are Jerome Fisch, Howard Spindel and Leonard Toboroff.

Item 6.                      Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Registrant votes proxies and resolves conflicts of interest related to proxy voting in accordance with its Proxy Voting Policy and Procedures, adopted by registrant’s Board of Directors on November 12, 2003 and included as an exhibit to this report.

Item 8.                      Portfolio Managers of Closed-End Management Investment Companies.

(a) J. Morton Davis is the person responsible for the day-to-day management of the Registrant’s portfolio.  Mr. Davis is President, Chairman, Chief Executive Officer and sole stockholder of the Investment Adviser and has been such to the Investment Adviser and its predecessor since 1985.  Mr. Davis is also Chairman, President, Director and sole stockholder of D.H. Blair Investment Banking Corp.  Mr. Davis is not responsible for the day-to-day management of the portfolio of any other account.

(b) Mr. Davis is not compensated directly for his management of the Registrant’s portfolio.  He derives his compensation as the sole owner of the Investment Adviser.

(c) As of September 30, 2009, the dollar range of shares of the Registrant owned by Mr. Davis was over $1,000,000.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Purchasers.

There were no purchases of shares of registrant’s equity securities by or behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities and Exchange Act of 1934, as amended.

Item 10.        Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.        Controls and Procedures.

(a)           Registrant’s principal executive and principal financial officers agree that registrant’s disclosure controls and procedures, as defined in Rule 30a-3d under the 1940 Act, are effective based on their evaluation within the last 90 days of the controls and procedures.

(b)           During the Registrant’s fiscal quarter ended September 30, 2009, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant’s internal controls over financial reporting.

Item 12.        Exhibits.

(a)(1)           Code of Conduct for Principal Executive Officer and principal Financial Officer

(2)       Certification of principal executive officer

(3)       Certification of principal financial officer

(4)       Proxy Voting Policy and Procedures for Engex, Inc., in response to Item 7.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By:           /s/ J. Morton Davis
J. Morton Davis, President

Date:           December 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ J. Morton Davis
J. Morton Davis, President

Date:           December 1, 2009

By:          /s/ Michael Siciliano
Michael Siciliano, Treasurer

Date:           December 1, 2009

Exhibit (a)(1)

ENGEX, INC.

CODE OF CONDUCT FOR

PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER

I.	Covered Officers/Purpose of the Code

This Code of Conduct (the “Code”) applies to the Principal Executive Officer and Principal Financial Officer of Engex, Inc. (“Engex”) (the “Covered Officers”), each of whom is set forth in Exhibit A, for the purpose of promoting:

1.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.
Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in Engex’s other public communications;

3.	Compliance with applicable laws and governmental rules and regulations;

4.	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

5.	Accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

A.           Overview.  A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, Engex.  For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with Engex.

Certain conflicts of interest that could arise out of the relationships between Covered Officers and Engex already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “1940 Act”), and the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with Engex because of their status as “affiliated persons” of Engex.  Engex’s and its adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise or result from the contractual relationship between Engex and the adviser, whose officers or employees also serve as Covered Officers.  As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for Engex or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and Engex.  The participation of the Covered Officers in such activities is inherent in the contractual relationship between the adviser and Engex and is consistent with the performance by the Covered Officers of their duties as officers of Engex.  Thus, if performed in conformity with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the 1940 Act and the Advisers Act.  The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive.  The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of Engex.

B.           Each Covered Officer must:

1.
Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by Engex whereby the Covered Officer would benefit personally to the detriment of Engex;

2.	Not cause Engex to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of Engex;

3.
Report at least annually outside business affiliations or other relationships (e.g., officer, director, governor, trustee, part-time employment) other than his or her relationship to Engex, the adviser or the administrator.

C.           There are some conflict of interest situations that may be discussed with the Compliance Officer who, for purposes of this Code, shall be the Compliance Officer of American Investors Advisors, Inc. (Engex’s investment adviser), if material.  Examples of these include:

1.	Service as a director on the board of any public or private company;

2.	The receipt, as an officer of Engex, of any gift in excess of $100;

3.
The receipt of any entertainment from any company with which Engex has current or prospective business dealings, unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

4.	Any ownership interest in, or any consulting or employment relationship with, any of Engex’s service providers, other than its adviser or any affiliated person thereof; or

5.
A direct or indirect financial interest in commissions, transaction charges or spreads paid by Engex for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.           Disclosure and Compliance

A.           Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to Engex.

B.           Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about Engex to others, whether within or outside Engex, including to the Board of Directors (the “Board”) and auditors, and to governmental regulators and self-regulatory organizations.

C.           Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of Engex and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents Engex files with, or submits to, the SEC and in Engex’s other public communications.

D.           It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.           Reporting and Accountability

A.           Each Covered Officer must:

1.	Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he or she has received, read, and understands the Code;

2.	Annually thereafter affirm to the Board that he or she has complied with the requirements of the Code;

3.	Not retaliate against any other Covered Officer or any employee of Engex or its affiliated persons for reports of potential violations that are made in good faith; and

4.	Notify the Compliance Officer promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

B.           The Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation.  The Board, or an appropriate committee thereof, shall consider any requests for waivers from this Code.  To the extent required, Engex shall disclose any such waivers, as provided by SEC rules.

C.           Engex will adhere to the following procedures in investigating and enforcing this Code:

1.	The Compliance Officer will take all appropriate action to investigate any potential violations reported to him or her;

2.	If, after such investigation, the Compliance Officer believes that no violation has occurred, no further action is required;

3.	Any matter that the Compliance Officer believes is a violation shall be reported to the Board or the appropriate committee; and

4.
If the appropriate committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the adviser or the administrator or their management; or a recommendation to dismiss the Covered Officer.

V.           Other Policies and Procedures

This Code shall be the sole code of conduct adopted by Engex for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies relating to that section.  Insofar as other policies or procedures of Engex, Engex’s adviser or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code.  Engex’s and its adviser’s Codes of Ethics under Rule 17j-1 under the 1940 Act and the adviser’s insider trading policies are separate policies that apply to the Covered Officers and others, and are not part of this Code.

VI.           Approval and Amendments

A majority of the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of Engex (the “Independent Directors”), shall initially approve this Code and any amendments thereto, other than amendments to Exhibit A.  To the extent required, Engex shall disclose any changes to this Code, as provided by SEC rules.

VII.           Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.  Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board; Engex’s officers, adviser or counsel; or counsel to the Independent Directors, if any.

VIII.           Internal Use

The Code is intended solely for the internal use by Engex and does not constitute an admission, by or on behalf of Engex, as to any fact, circumstance, or legal conclusion.

Adopted:                      November 12, 2003

Exhibit A

Persons Covered by this Code of Conduct

1.	Principal Executive Officer: J. Morton Davis, President

2.	Principal Financial Officer: Michael Siciliano, Treasurer

Effective as of May 8, 2009

Exhibit B

Acknowledgement

Pursuant to the requirements of the Code of Conduct adopted by Engex, Inc. (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere and abide by the letter and spirit of its provisions.

Signature:     _____________________________

Print Name:   _____________________________

Date:              _____________________________

Exhibit C

Annual Certification

Pursuant to the requirements of the Code of Conduct adopted by Engex, Inc. (the “Code”), I hereby acknowledge and affirm that since the date of the last annual certification given pursuant to the Code, I have complied with all requirements of the Code.

Signature:     _____________________________

Print Name:  _____________________________

Date:             _____________________________

Exhibit (a)(2)

I, J. Morton Davis, certify that:

1.	I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 1, 2009

/s/ J. Morton Davis
J. Morton Davis
President

Exhibit (a)(3)

I, Michael Siciliano, certify that:

1.	I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 1, 2009

/s/ Michael Siciliano
Michael Siciliano
Treasurer

Exhibit (a)(4)

ENGEX, INC.

PROXY VOTING POLICY AND PROCEDURES

The Board of Directors (the “Board”) of Engex, Inc. (the “Company”) has adopted this Proxy Voting Policy and Procedures to:

•	ensure that the Company votes proxies in the best interests of its shareholders with a view toward maximizing the value of their investments;

•
address any conflicts that may arise between shareholders on the one hand; and “affiliated persons” of the Company or of American Investors Advisors, Inc., the Company’s investment adviser (the “Adviser”), or its affiliates on the other;

•	provide for oversight of proxy voting by the Board; and

•	provide for the disclosure of the Company’s proxy voting records and this Policy.

I. Proxy Voting Guidelines

The following sections set forth the guidelines for voting proxies that the Company has adopted for certain shareholder meeting proposals.  These guidelines will be reviewed by Board and, if deemed necessary, amended from time to time.  Non-routine proposals for shareholder approval that are not delineated in these guidelines will be voted upon, from time to time, in accordance with the Board’s overall policy of seeking to ensure that the best interests of the Company are met.

A.           Operational Items

Adjourn Meeting — Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements — Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, unless there are compelling reasons to support the proposal.

Amend Minor Bylaws — Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name — Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting — Vote FOR management proposals to change the date/time/location of the annual meeting, unless the proposed change is unreasonable.  Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting, unless the current scheduling or location is unreasonable.

Ratifying Auditors — Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent.

•
Fees for non-audit services are excessive, or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business — Vote AGAINST proposals to approve other business when it appears as voting item.

B.           Board of Directors

Voting on Director Nominees in Uncontested Elections — Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board.  However, there are some actions by directors that should result in votes being withheld.  These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse.

•	Implement or renew a dead-hand or modified dead-hand poison pill.

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares.

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees.

•	Are inside directors or affiliated outsiders and the company does not have an audit, compensation, or nominating committee.

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits — Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size — Vote FOR proposals seeking to fix the board size or designate a range for the board size.  Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board — Vote AGAINST proposals to classify the board.  Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting — Vote AGAINST proposals to eliminate cumulative voting.  Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection — Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications — Vote CASE-BY-CASE on proposals that establish or amend director qualifications.  Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.  Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors — Vote AGAINST proposals that provide that directors may be removed only for cause.  Vote FOR proposals to restore shareholder ability to remove directors with or without cause.  Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.  Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO) — Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.  Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

•	Designated lead director appointed from the ranks of the independent board members with clearly delineated duties.

•	Majority of independent directors on board.

•	All-independent key committees.

•	Committee chairpersons nominated by the independent directors.

•	CEO performance reviewed annually by a committee of outside directors.

•	Established governance guidelines.

•	Company performance.

Majority of Independent Directors/Establishment of Committees — Vote FOR shareholder proposals asking that a majority or more of directors be independent, unless the board composition already meets the proposed threshold.  Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements — Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Term Limits — Vote AGAINST shareholder proposals to limit the tenure of outside directors.

C.           Proxy Contests

Voting for Director Nominees in Contested Elections — Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry; management’s track record.

•	Background to the proxy contest.

•	Qualifications of director nominees (both slates).

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses — Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Confidential Voting — Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place.  If the dissidents will not agree, the confidential voting policy is waived.  Vote FOR management proposals to adopt confidential voting.

D.           Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations — Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent — Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.  Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills — Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.  Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent — Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.  Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings — Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.  Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Super-majority Vote Requirements — Vote AGAINST proposals to require a super-majority shareholder vote.  Vote FOR proposals to lower super-majority vote requirements.

E.           Mergers and Corporate Restructurings

Appraisal Rights — Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases — Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price.

•	Fairness opinion.

•	Financial and strategic benefits.

•	How the deal was negotiated.

•	Conflicts of interest.

•	Other alternatives for the business.

•	Non-completion risk.

Asset Sales — Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital.

•	Potential elimination of diseconomies.

•	Anticipated financial and operating benefits.

•	Anticipated use of funds.

•	Value received for the asset.

•	Fairness opinion.

•	How the deal was negotiated.

•	Conflicts of interest.

Bundled Proposals — Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.  In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.  In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals.  If the combined effect is positive, support such proposals.

Conversion of Securities — Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis.  When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.  Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans — Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position,

•	Terms of the offer.

•	Financial issues.

•	Management’s efforts to pursue other alternatives.

•	Control issues.

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company — Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change.

•	Any financial or tax benefits.

•	Regulatory benefits.

•	Increases in capital structure.

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would result in adverse changes in shareholder rights.

Going Private Transactions (LBOs and Minority Squeeze-outs) — Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures — Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations — Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.  Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition — Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits.

•	Offer price.

•	Fairness opinion.

•	How the deal was negotiated.

•	Changes in corporate governance.

•	Change in the capital structure.

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures — Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest.  Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spin-offs — Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages.

•	Planned use of the sale proceeds.

•	Valuation of spin-off.

•	Fairness opinion.

•	Benefits to the parent company.

•	Conflicts of interest.

•	Managerial incentives.

•	Corporate governance changes.

•	Changes in the capital structure.

Value Maximization Proposals — Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.  These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

F.           State of Incorporation

Control Share Acquisition Provisions — Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.  Vote AGAINST proposals to amend the charter to include control share acquisition provisions.  Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-out Provisions — Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions — Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions — Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.  Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-out Provisions — Vote FOR proposals to opt out of state freeze-out provisions.

Greenmail — Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.  Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Re-incorporation Proposals — Proposals to change a company’s state of incorporation should be evaluated on a CASE - BY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.  Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions — Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes — Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

G.           Capital Structure

Adjustments to Par Value of Common Stock — Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization — Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.  Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.  Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock — Vote AGAINST proposals to create a new class of common stock with superior voting rights.  Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders.

•	It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan — Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights — Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights.  In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock — Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).  Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense).  Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.  Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization — Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits — Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Vote FOR management proposals to implement a reverse stock split to avoid de-listing.  Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

Share Repurchase Programs — Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends — Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock — Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

H.           Social and Corporate Responsibility Issues

Tobacco — Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations.

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness.

•	The risk of any health-related liabilities.

•	Advertising to youth.

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations.

•	Whether the company has gone as far as peers in restricting advertising.

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

•	Whether restrictions on marketing to youth extend to foreign countries, cease production of tobacco-related products or avoid selling products to tobacco companies.

•	The percentage of the company’s business affected.

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

•	The percentage of the company’s business affected.

•	The feasibility of a spin-off.

•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings: Vote AGAINST proposals seeking stronger product warnings (such decisions are better left to public health authorities).

Investment in tobacco stocks: Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

CERES Principles — Vote CASE-BY-CASE on proposals to adopt the CERES (“Coalition for Environmentally Responsible Economies”) Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES.

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills.

•	Environmentally conscious practices of peer companies, including endorsement of CERES.

•	Costs of membership and implementation.

Environmental Reports — Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Link Executive Compensation to Social Performance — Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate down-sizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.  Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay.

•	The degree that social performance is already included in the company’s pay structure and disclosed.

•	The degree that social performance is used by peer companies in setting pay.

•	Violations or complaints filed against the company relating to the particular social performance measure.

•	Artificial limits sought by the proposal, such as freezing or capping executive pay.

•	Independence of the compensation committee.

•	Current company pay levels.

Charitable/Political Contributions — Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company’s political contributions.  Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions.  Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions.  Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.  Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

II. Material Conflicts

The SEC has indicated that a “material” conflict of interest between an investment adviser and its client in voting a client proxy may exist where the investment adviser (i) manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) manages assets for an employee group that is the proponent of a proxy proposal; (iii) has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) otherwise has a personal interest in the outcome of a particular matter before shareholders.

A.           Identifying material conflicts

Whether or not a material conflict exists will be based upon all of the facts and circumstances surrounding the proxy proposal in question, including the identity of management soliciting or otherwise involved with the proposal.  Notwithstanding the fact that material conflicts will not exist in all such instances, the Company will presume that a material conflict exists whenever:

•
The Adviser is affiliated with the management group that is soliciting the proxy, has communicated its view on an impending vote of a proxy proposal, or is otherwise directly involved with the proxy proposal;

•
An Access Person of the Adviser (as defined in the Adviser’s Code of Ethics) has identified that he or she has an outside business interest connected with the management group that is soliciting the proxy or is otherwise directly involved with the proxy proposal; or

•
An Access Person of the Adviser who is cognizant of an upcoming shareholder meeting in which the Adviser will vote Fund proxies becomes aware of a business interest that the Adviser has with a third party that is affiliated with the management group that is soliciting the proxy, has communicated its view on an impending vote of a proxy proposal, or is otherwise directly involved with the proxy proposal.

In addition, other circumstances may arise that may give rise to a material conflict of interest.  In such circumstances, the Company will make a determination as to whether or not a material conflict exists.

B.           Addressing Material Conflicts

If a material conflict of interest between the Adviser and the Company with respect to a proxy vote has been identified, the Adviser will advise the Board that such a material conflict exists.

III. Recordkeeping

The Company shall maintain:

1.	A copy of the Policy.

2.	A copy of each proxy statement that the Company receives regarding its portfolio securities.

3.	A record of each vote cast by the Company.

4.	A copy of any document created by the Company that was material to making a decision on the vote of a proxy or that memorializes the basis for that decision.

With respect to number 2 above, the Company may rely upon obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.  With respect to numbers 2 and 3 above, the Company may rely upon a third party to maintain copies of proxy statements and records of proxy votes; where such reliance is made, the Company will have obtained an undertaking from the third party to provide copies of the proxy statements/votes promptly upon the Company’s request.

IV.	Disclosure

A.	Voting Records

In accordance with Rule 30b1-4 under the Investment Company Act of 1940, as amended, the Company shall file annually with the Securities and Exchange Commission (the “SEC”) on Form N-PX (or such other form as the SEC may designate) the Company’s proxy voting records for the most recent twelve–month period ended June 30 (the “Voting Records”).

The Voting Records shall consist of, for each proposal on which the Company was entitled to vote with respect to a security held by the Company (for the designated time period of the Voting Records):

•	the name of the issuer of the portfolio security

•	the exchange ticker symbol of the portfolio security

•	the CUSIP number for the portfolio security

•	the shareholder meeting date

•	a brief identification of the matter voted upon

•	whether the matter was proposed by the issuer or by a security holder

•	whether the Company cast a vote and, if so, how the vote was cast

•	whether the vote cast was for or against management of the issuer

B.	Disclosure about the Policy and How to Obtain Information

Description of the Policy.  The Company, in all shareholder reports filed with the Securities and Exchange Commission on Form N-CSR, shall describe this Policy.

How to obtain a copy of the Policy.  The Company shall disclose in all shareholder reports that a description of this Policy is available:

•	without charge, upon request, by calling a toll-free number; and

•	at the SEC’s website, www.sec.gov.

How to obtain a copy of proxy votes. The Company shall disclose in all shareholder reports that information regarding how the Company voted proxies relating to portfolio securities is available:

•	without charge, upon request, by calling a toll-free number; and

•	at the SEC’s website, www.sec.gov.

The Company must send the information disclosed in their most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

V.	Board Review

The appropriate officers of the Company shall report to the Board, at least annually, the Voting Records in a form as the Board may request.  This report shall:

•	describe any conflicts of interests that were identified in connection with the voting of securities and how they were addressed; and

•	summarize all votes that were made.

The Board shall review this Policy at the same meeting, and determine whether any amendments to the Policy would be appropriate.

Adopted: November 12, 2003

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended September 30, 2009 of Engex, Inc. (the "Registrant").

I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge,:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

December 1, 2009

/s/ J/ Morton Davis
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended September 30, 2009 of Engex, Inc. (the "Registrant").

I, Michael Siciliano, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge,:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

December 1, 2009

/s/ Michael Siciliano
Michael Siciliano
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.